Basis of preparation and changes to the Company's accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Summary of material accounting policies
Functional and reporting currency

Functional and reporting currency

These Interim Condensed Consolidated Financial Statements and accompanying notes are presented in Swiss Francs (CHF), which is AC Immune SA’s functional currency and the Group’s reporting currency. The Company’s subsidiary has a functional currency of the US Dollar (USD). The following exchange rates have been used for the translation of the financial statements of AC Immune USA:

	For the
	Six Months Ended June 30,		Year Ended December 31,
	2026	2025	2025
CHF/USD
Closing rate, USD 1	0.817	0.807	0.800
Weighted-average exchange rate, USD 1	0.795	0.873	0.840

Critical judgments and accounting estimates

Critical judgments and accounting estimates

The preparation of the Company’s Interim Condensed Consolidated Financial Statements in conformity with IAS 34 requires management to make judgments, estimates and assumptions that affect the amounts reported in the Interim Condensed Consolidated Financial Statements and accompanying notes, and the related application of accounting policies as it relates to the reported amounts of assets, liabilities, income and expenses.

The areas where AC Immune has had to make judgments, estimates and assumptions relate to (i) revenue recognition on Licensing and Collaboration Agreements (LCAs), (ii) clinical development accruals, (iii) net employee defined benefit liability, (iv) share-based compensation, (v) right-of-use assets and lease liabilities and (vi) our IPR&D asset (intangible asset). Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Fair value of financial assets and liabilities

Fair value of financial assets and liabilities

The Company’s financial assets and liabilities are composed of receivables, short-term financial assets, cash and cash equivalents, trade payables, and lease liabilities. The fair value of these financial instruments approximates their respective carrying values due to the short-term maturity of these instruments, and are held at their amortized cost in accordance with IFRS 9, unless otherwise explicitly noted.

Accounting policies, standards, interpretations and amendments adopted by the Company

Accounting policies, new standards not yet effective, interpretations and amendments adopted by the Company

The accounting policies adopted in the preparation of the Interim Condensed Consolidated Financial Statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2025.

In May and December 2024, the IASB issued narrow scope amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures. These amendments clarify the requirements for determining contractual cash flows of financial assets, financial liabilities and lease liabilities, as well as guidance on contracts referencing nature-dependent electricity. These amendments are effective January 1, 2026. These amendments have been applied retrospectively and the adoption of these amendments did not have material effects on the Company's financial statements. The Company has elected to derecognize financial liabilities upon the settlement date for all of its electronic payment systems.

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements (IFRS 18). The new standard on presentation and disclosure in the financial statements will change the structure of the consolidated statements of income/(loss), require disclosures for certain profit or loss performance measure that are reported outside of the financial statements, and will enhance principles on aggregation and disaggregation within the notes to the financial statements.

IFRS 18 introduces new requirements for presentation within the consolidated statements of income/(loss), including specified totals and subtotals and classification of all income and expenses into one of five categories: operating, investing, financing, income taxes and discontinued operations. Although the new standard will have no impact on the Company’s net loss, the Company expects that the grouping of income and expenses in the consolidated statements of income/(loss) into the new categories will impact how operating profit (loss) is determined. Foreign exchange differences as well as interest income and expenses currently aggregated in net financial result will need to be disaggregated and classified in the category where the related income and expense from the underlying item is classified.

From the statement of cash flows perspective, the starting point for calculating cash flows from operating activities will change to operating profit (loss). Additionally, there will be changes to how interest received and interest paid are presented. Interest paid will be presented as financing cash flows and interest received as investing cash flows, which is a change from current presentation as part of operating cash flows.

Other aspects of the standard which are still being assessed, but are not expected to have a material impact on presentation or disclosure include: New disclosures for management-defined performance measures (MPMs); the breakdown of nature of expenses for lines presented by function in the operating category of the consolidated statements of income/(loss).

The Company intends to adopt IFRS 18 for the reporting period commencing January 1, 2027. Upon adoption, a reconciliation will be disclosed for each line item in the consolidated statement of loss between the restated amounts and the amounts previously published upon transition of IAS 1 to IFRS 18. The Company is still assessing the detailed impact that the transition to IFRS 18 will have on the financial statements.